SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Accumulated depreciation	$ (2,776)	$ (2,280)	$ (270)
Property and equipment, net	18,413	7,770	9,780
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Computer and equipment	$ 21,189	$ 10,050	$ 10,050